Schedule of stock options activity (Details)	12 Months Ended
Dec. 31, 2022 shares £ / shares
Enterprise Management Incentive Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Number of share options, Outstanding, Beginning balance | shares	106,585
Weighted average exercise price, Outstanding, Beginning balance	£ 23.00
Number of share options, Granted | shares
Weighted average exercise price, Granted
Number of share options, Exercised | shares
Weighted average exercise price, Exercised
Number of share options, Forfeited | shares
Weighted average exercise price, Forfeited
Number of share options, Outstanding, Ending balance | shares	106,585
Weighted average exercise price, Outstanding, Ending balance	£ 23.00
Number of share options, Exercisable, Ending balance | shares	106,585
Weighted average exercise price, Exercisable, Ending balance	£ 23.00
Number of share options, Not exercisable, Ending balance | shares
Weighted average exercise price, Not exercisable, Ending balance
Two Thousand Twenty One Share Option Scheme [Member]
IfrsStatementLineItems [Line Items]
Number of share options, Outstanding, Beginning balance | shares
Weighted average exercise price, Outstanding, Beginning balance
Number of share options, Granted | shares	52,305
Weighted average exercise price, Granted	£ 212.00
Number of share options, Exercised | shares
Weighted average exercise price, Exercised
Weighted average exercise price, Forfeited
Number of share options, Outstanding, Ending balance | shares	52,305
Weighted average exercise price, Outstanding, Ending balance	£ 212.00
Number of share options, Exercisable, Ending balance | shares	23,568
Weighted average exercise price, Exercisable, Ending balance	£ 212.00
Number of share options, Not exercisable, Ending balance | shares	28,737
Weighted average exercise price, Not exercisable, Ending balance	£ 212.00